Long-term Debt (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Feb. 04, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 American Depository Shares [Member]	Dec. 31, 2002 French Ministry Of Research [Member]	Dec. 31, 2005 French Ministry Of Research [Member]	Dec. 03, 2013 Facility Agreement [Member]	Dec. 31, 2013 Facility Agreement [Member]	Feb. 04, 2013 Facility Agreement [Member]	Dec. 03, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Royalty Agreement [Member]	Dec. 31, 2013 Royalty Agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from loans or conditional grants			$ 19,333,000	$ 6,668,000	$ 7,855,000		$ 464,000
Long-term Debt, Description							the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002.
Secured Debt			12,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,300,000
Percentage Of Earn Out Payment		20.00%	20.00%
Percentage Of Commitment			100.00%
Business Acquisition, Commitment Amount			1,000,000
Debt Financing Facility Agreement Amount	15,000,000								15,000,000	2,800,000	15,000,000
Long Term Debt, Repayment Of Principal In First Year											10.00%
Long Term Debt, Repayment Of Principal In Second Year											20.00%
Long Term Debt, Repayment Of Principal In Third Year									100.00%		30.00%
Long Term Debt, Repayment Of Principal In Fourth Year											40.00%
Fund Raised From Debt Financing Facility									5,000,000		12,400,000	2,200,000	2,600,000
Premium On Reimbursement											2,600,000
Long Term Debt Repayment Percentage												0.834%	1.75%
Amortized Cost Effective Rate										41.00%				23.00%
Debt Repayment Term	Dec. 31, 2024								Jan. 01, 2017					Dec. 31, 2024
Initial Loan Amount									5,000,000
Additional Loan Amount									5,000,000
Increase In Royalty Amount Percentage												0.583%
Percentage Of Maximum Royalty Amount												2.00%
Long Term Debt Advance, Remaining amount								1,707,000
Debt Financing Nominal Value									$ 5,000,000
Fair Value Inputs, Discount Rate			20.00%	20.00%
Fair Value Inputs, Cap Rate			100.00%	72.00%